PROPERTY AND EQUIPMENT - Commitments (Details) person in Thousands, $ in Millions, ₽ in Billions	1 Months Ended		12 Months Ended
	Jul. 31, 2012 USD ($) person region	Jul. 31, 2012 RUB (₽) person region	Dec. 31, 2013 region	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of capital commitments [line items]
Total commitments				$ 437	$ 817
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments				433	555
Between 1 and 5 years
Disclosure of capital commitments [line items]
Total commitments				$ 4	$ 262
Russia | LTE services | PJSC VimpelCom
Disclosure of capital commitments [line items]
Number of regions LTE services were offered in | region			6
Minimum annual investment value for construction	$ 260	₽ 15
Required population to provide data transmission services in specified areas | person	50	50
Number of targeted mobile service provision regions | region	5	5